Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 891,343		¥ 826,469
Less: accumulated depreciation	467,999		395,092
Property and equipment, net	423,344	$ 64,252	431,377
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	509,862		509,194
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	145,851		116,050
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	13,033		12,538
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	35,481		32,302
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	39,957		35,904
Other Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	63,863		62,500
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	26,473		10,717
Others
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 56,823		¥ 47,264